Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and cash equivalents [abstract]
Cash and deposits	¥ 2,017,247	¥ 1,815,920
Cash equivalents	655,106	678,201
Total	¥ 2,672,353	¥ 2,494,121	¥ 2,256,488	¥ 2,105,976